Note 1 - Basis of Presentation and General Information (Details) - Management Fees Paid to Related Parties and Management Fees Paid to Third Parties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Management Fees –Related Parties (Note 7)
Management fees - related parties	$ 1,351	$ 2,345	$ 5,730
Management Fees –Third Parties
Management fees - third parties			439
Central Mare [Member]
Management Fees –Related Parties (Note 7)
Management fees - related parties	1,351	2,345	5,575
International Shipmanagement [Member]
Management Fees –Related Parties (Note 7)
Management fees - related parties			155
ST Shipping and Transport Pte. Limited [Member]
Management Fees –Third Parties
Management fees - third parties			10
TMS Tankers [Member]
Management Fees –Third Parties
Management fees - third parties			384
Heidmar Inc [Member]
Management Fees –Third Parties
Management fees - third parties			$ 45